Summary of Significant Accounting Policies - Schedule of Allowance for Credit Losses (Details) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 24, 2024	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Schedule Of Allowance For Credit Losses Abstract
Beginning allowance for credit losses				$ 835,007	$ 2,393,033	$ 2,393,033	$ 32,457
Add: Allowance for credit losses, due to acquisition	$ 1,696,553					0	1,696,553
Add: Provision for credit losses		$ 516,418	$ 125,964	872,122	$ 246,884	1,029,317	514,282
(Less)/Add: Accounts receivable write-off included in allowance for credit losses above				(64,895)		(2,587,343)	149,741
Ending allowance for credit losses		$ 1,642,234		$ 1,642,234		$ 835,007	$ 2,393,033